-------------------------------------
                                GREENWICH STREET
                               MUNICIPAL FUND INC.
                      -------------------------------------

                               [GRAPHIC OMITTED]

                                QUARTERLY REPORT

                                 August 31, 1998

                           Greenwich Street Municipal
                                    Fund Inc.

--------------------------------------------------------------------------------
                                 August 31, 1998
--------------------------------------------------------------------------------

Dear Shareholder:

      We are pleased to provide the first quarter report for the Greenwich Street Municipal Fund Inc. ("Fund") for the three months ended August 31, 1998. During the past three months, the Fund distributed income dividends totaling $0.14 per share. The table below shows the annualized distribution rate and three-month total return based on the Fund's August 31, 1998 net asset value ("NAV") per share and its New York Stock Exchange ("NYSE") closing price:

        Price                  Annualized                Three-Month
      Per Share            Distribution Rate*            Total Return
      ---------            ------------------            ------------
    $11.86 (NAV)                 4.65%                       2.04%
    $10.25(NYSE)                 5.39%                      (0.49)%

      In comparison, closed-end municipal bond funds posted an average total return of a negative 2.37% for the same time period, as reported by Lipper Analytical Services, Inc. (Lipper is a major fund-tracking organization.)

      In an attempt to reduce the difference between the market price and the Fund's NAV, the Fund's investment adviser, Mutual Management Corp., instituted a voluntary waiver of a portion of its investment advisory fee commencing on September 1, 1998. This waiver is a temporary measure, which may be discontinued at any time without notice. This waiver has the effect of increasing the Fund's dividend yield.

Market Update and Portfolio Strategy

      The municipal bond market has been in a positive state for quite a while now. Recent events in Asia and Russia have accelerated the flow of investments into U.S. government bonds. These factors have created a very positive interest rate backdrop for the tax-exempt market, with investment

----------
* This distribution rate assumes a current monthly income dividend rate of $0.046 per share for twelve months.

flows into the U.S., very modest inflation and a potential slowing of the U.S. economy due to the economic slowdown of several foreign trading partners. This is the lowest long-term interest rate we have seen since the 1960's.

      The rates for municipal bonds have also moved lower, but not to the same degree as U.S. government bonds. Municipal bonds don't benefit from foreign money flows, because the benefits of tax-exemption are only valuable to U.S. taxpayers.

      The new issue supply of municipal bonds in 1998 has been quite heavy. The municipal bond market is on pace to surpass the record volume underwritten in 1993. These two factors - pressure toward lower rates and heavy municipal bond issuance - have led to a market that we believe is very attractively priced versus taxable bonds, and has led to a flatter yield curve than we've seen it in many years. (A flat yield curve is when there is little difference between short- and long-term yields.) The difference in yields between intermediate municipal bonds maturity and very long-term bonds is minimal. In our view, the yield differential between very high-grade paper and much weaker credits has never been lower. Because of this narrow difference in yields, we believe that investors are not being adequately compensated for the added risk of investing in longer-maturity issues.

Fund's Investment Strategy

      During the past three months, the Greenwich Street Municipal Fund Inc. focused on hospital bonds (18.7%), general obligation bonds (13.9%) and utility bonds (13.1%) because we believe they offered good relative values. At the end of August, the Fund's weighted average maturity was approximately 22 years. In addition, as of August 31, 1998, approximately 89% of the Fund's holdings were rated investment grade**, with just over 53% of the Fund invested in AAA bonds, the highest possible rating.

      Recently, we have avoided very long-term debt and lower-rated issues. We have been concentrating our purchases in very high-grade bonds with maturities between 12 and 20 years. Our coupon structure has also become somewhat higher. Quite simply, at today's record low interest rates, we are taking a more conservative approach to the market. Our experience indicates conditions are near perfect for bonds at the moment and prudence suggests we take advantage of these conditions.

----------
** Investment-grade bonds are those rated Aaa, Aa, A and Baa by Moody's Investors Service, Inc. or AAA, AA, A and BBB by Standard & Poor's Ratings Services, or have an equivalent rating by any other nationally recognized statistical rating organization, or determined by the manager to be of equivalent quality.

Municipal Bond Market Outlook

      Our outlook for the municipal bond market for the next six months carries a caveat. If economic conditions around the world do not get much worse, then interest rates have fallen to levels that seem appropriate. If things continue to deteriorate beyond today's levels, then there could be more downward pressure on interest rates in the U.S. We will be monitoring these events very closely for our shareholders.

      In closing, thank you for investing in the Greenwich Street Municipals Fund Inc. We look forward to continuing to help you achieve your financial goals.

Sincerely,


/s/ Heath B. McLendon         /s/ Joseph P. Deane

Heath B. McLendon             Joseph P. Deane
Chairman                      Vice President and
                              Investment Officer

September 15, 1998

--------------------------------------------------------------------------------

Take Advantage of the Fund's Dividend Reinvestment Plan!

Did you know that Fund investors who reinvest their dividends are taking advantage of one of the most effective wealth-building tools available today? Systematic investments put time to work for you through the strength of compounding.

As an investor in the Fund, you can participate in its Dividend Reinvestment Plan ("Plan"), a convenient, simple and efficient way to reinvest your dividends and capital gains, if any, in additional shares of the Fund. The Fund's complete Plan begins on page 25. Below is a short summary of how the Plan works.

Plan Summary

If you are a Plan participant who has not elected to receive your dividends in the form of a cash payment, then your dividend and capital gain distributions will be reinvested automatically in additional shares of the Fund.

The number of common stock shares in the Fund you will receive in lieu of a cash dividend is determined in the following manner. If the market price of the common stock is equal to or exceeds the net asset value ("NAV") per share on the date of valuation, you will be issued shares for the equivalent of the most recently determined NAV per share or 95% of the market price, whichever is greater.

If the NAV per share at the time of valuation is greater than the market price of the common stock, or if the Fund declares a dividend or capital gains distribution payable only in cash, the Fund will buy common stock for your account in the open market or on the New York Stock Exchange.

If the Fund begins to purchase additional shares in the open market and the market price of the shares subsequently rises above the NAV before the purchases are completed, the Fund will attempt to cancel any remaining orders and issue the remaining dividend or distribution in shares at the Fund's NAV per share. In that case, the number of Fund shares you receive will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares.

To find out more detailed information about the Plan and about how you can participate, please call First Data Investors Services Group at (800) 331-1710.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             Schedule of Investments
                           August 31, 1998 (unaudited)
--------------------------------------------------------------------------------

   Face
  Amount      Ratings                 Security                              Value
==================================================================================
-----------------------------------
MUNICIPAL BONDS AND NOTES -- 100.0%
-----------------------------------
Alabama -- 0.5%
   $1,200,000   A-1      Columbia, AL IDB, PCR,
                            (Alabama Power Co. Project),  Series E,
                            3.650% due 10/1/22                         $ 1,200,000
----------------------------------------------------------------------------------
Alaska -- 0.2%
      350,000   A-1+     Valdez, AK Marine Terminal Revenue,
                            (Exxon Pipeline Co. Project), Series B,
                            3.650% due 12/1/33                             350,000
----------------------------------------------------------------------------------
Arizona -- 0.5%
    1,200,000   A-1+     Maricopa County, AZ PCR,
                            (Arizona Public Service Co.), Series A,
                            3.200% due 5/1/29                            1,200,000
----------------------------------------------------------------------------------
California -- 9.1%
    3,000,000   Baa3*    California Educational Facilities Authority
                            Revenue, (Pooled College & University
                            Projects), Series A, 5.625% due 7/1/23       3,101,250
    2,000,000   AAA      California Health Facilities Finance
                            Authority Revenue, Kaiser Permanente,
                            Series A, FSA-Insured, 5.500% due 6/1/22     2,097,500
    1,000,000   AAA      California State Public Works Board Lease
                            Revenue, Department of Corrections,
                            Series A, AMBAC-Insured, 5.250%
                            due 1/1/21                                   1,015,000
    1,980,000   AAA      California State University, Headquarters
                            Building Authority, Series B,
                            MBIA-Insured, 5.125% due 9/1/17              2,009,700
    8,530,000   AAA      Los Angeles County, CA Metropolitan
                            Transportation Authority Revenue, Sales
                            Tax Revenue, Series A, MBIA-Insured,
                            5.250% due 7/1/19                            8,689,937
    1,380,000   AAA      Los Angeles County, CA Public Works
                            Financing Authority Revenue, Series A,
                            Lease Revenue, (Multiple Capital
                            Facilities Project), AMBAC-Insured,
                            5.125% due 6/1/17                            1,397,250


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                             Schedule of Investments
                     August 31, 1998 (unaudited) (continued)
--------------------------------------------------------------------------------

   Face
  Amount      Ratings                 Security                              Value
==================================================================================
California -- 9.1% (continued)
   $1,000,000   AAA      Rancho Cucamonga, CA Redevelopment
                            Agency Tax Allocation, (Rancho
                            Redevelopment Project), MBIA-Insured,
                            5.250% due 9/1/26                          $ 1,015,000
    2,000,000   AAA      San Diego County, CA COP, North County
                            Regional Center Expansion,
                            AMBAC-Insured, 5.250% due 11/15/19           2,040,000
----------------------------------------------------------------------------------
                                                                        21,365,637
----------------------------------------------------------------------------------
Colorado -- 2.8%
    2,000,000   Aaa*     Arapahoe County, CO Capital Improvement,
                            Highway Revenue, Current Series E,
                            (Pre-Refunded-- Escrowed with U.S.
                            government securities to 8/31/05
                            Call @ 103), 7.000% due 8/31/26(a)           2,395,000
    2,000,000   A        Colorado Health Facilities Authority
                            Revenue, Series B, 5.350% due 8/1/15         2,037,500
    2,000,000   AAA      E-470 Public Highway Authority
                            Revenue, Series A, MBIA-Insured,
                            5.000% due 9/1/15                            2,020,000
----------------------------------------------------------------------------------
                                                                         6,452,500
----------------------------------------------------------------------------------
Florida -- 3.9%
    1,000,000   AAA      Bay County, FL Water System Revenue,
                            MBIA-Insured, 5.125% due 9/1/22              1,010,000
    2,000,000   AAA      Dade County, FL GO, Unlimited Revenue
                            Bonds, Florida Seaport, MBIA-Insured,
                            5.125% due 10/1/21                           2,017,500
    1,000,000   AAA      Florida State Turnpike Authority Revenue,
                            Department of Transportation, Series A,
                            FGIC-Insured, 5.000% due 7/1/16              1,008,750
    3,500,000   BBB-     Martin County, FL IDR, (Indiantown
                            Cogeneration Project), Series A,
                            7.875% due 12/15/25(a)(b)                    4,086,250
    1,000,000   A2*      Martin County, FL Special Assessment
                            Revenue, 6.100% due 11/1/15                  1,086,250
----------------------------------------------------------------------------------
                                                                         9,208,750
----------------------------------------------------------------------------------
Hawaii -- 1.1%
    2,540,000   AAA      Hawaii State GO, Series CP, FGIC-Insured,
                            5.000% due 10/1/16                           2,549,525
----------------------------------------------------------------------------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                             Schedule of Investments
                     August 31, 1998 (unaudited) (continued)
--------------------------------------------------------------------------------

   Face
  Amount      Ratings                 Security                              Value
==================================================================================
Illinois -- 4.9%
                         Illinois Health Facilities Authority,
                            MBIA-Insured:
  $ 7,000,000   AAA          Ingalls Health Systems Project,
                              6.250% due 5/15/24                       $ 7,551,250
    1,000,000   AAA          Memorial Health Systems,
                              5.250% due 10/1/18                         1,018,750
    3,000,000   AAA      Illinois State GO, FGIC-Insured,
                            5.250% due 12/1/20                           3,052,500
----------------------------------------------------------------------------------
                                                                        11,622,500
----------------------------------------------------------------------------------
Indiana -- 2.5%
    2,000,000   AAA      Avon, IN Community School Building Corp.,
                            First Mortgage, AMBAC-Insured, 5.250%
                            due 1/1/22                                   2,032,500
    1,100,000   A-1      Jasper County, IN PCR,
                            (Nothern Indiana Public Service),
                            Series A, 3.700% due 8/1/10                  1,100,000
    2,500,000   AA-      Petersburg, IN Industrial PCR,
                            Indianapolis Power & Light Corp.,
                            6.625% due 12/1/24                           2,809,375
----------------------------------------------------------------------------------
                                                                         5,941,875
----------------------------------------------------------------------------------
Iowa -- 0.3%
      755,000   AAA      Iowa Finance Authority, Multi-Family Housing
                            Revenue Refunding, (Forest Glen Apartments
                            Project), Series A, FNMA-Collateralized,
                            5.600% due 11/1/22                             778,594
----------------------------------------------------------------------------------
Louisiana -- 1.2%
      200,000   VMIG1*   Louisiana State Offshore Terminal Authority,
                            Deepwater Port Revenue, 3.700% due
                            9/1/06(c)                                      200,000
    2,500,000   AAA      Terrebonne Parish, LA Hospital Service
                            District 1, (Terrebonne Medical Center
                            Project), AMBAC-Insured, 5.375%
                            due 4/1/23                                   2,562,500
----------------------------------------------------------------------------------
                                                                         2,762,500
----------------------------------------------------------------------------------
Maryland -- 1.5%
   11,000,000   NR       Maryland State Energy & Financing
                            Administration, Solid Waste Disposal
                            Revenue, (Hagerstown Recycling Project),
                            9.000% due 10/15/16(a)(b)(d)                 3,410,000
----------------------------------------------------------------------------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                             Schedule of Investments
                     August 31, 1998 (unaudited) (continued)
--------------------------------------------------------------------------------

   Face
  Amount      Ratings                 Security                              Value
==================================================================================
Massachusetts -- 5.0%
  $ 2,000,000   AAA      Massachusetts Bay Transportation Authority,
                            Series B, FSA-Insured, 5.250% due 3/1/26   $ 2,025,000
    1,850,000   AAA      Massachusetts State Health & Educational
                            Facilities Revenue, Northeastern
                            University, Series G, MBIA-Insured,
                            5.000% due 10/1/16                           1,861,562
    1,000,000   AAA      Massachusetts State Housing Finance Agency,
                            Series B, MBIA-Insured, 5.300%
                            due 12/1/17                                  1,016,250
   10,000,000   NR       Massachusetts State Industrial Financing
                            Agency, Solid Waste Disposal Revenue,
                            Massachusetts Recycling Association,
                            Series A, 9.000% due 8/1/16(a)(b)(d)         3,750,000
                         Massachusetts State Water Resource
                            Authority, MBIA-Insured:
    2,000,000   AAA          Series B, 5.000% due 12/1/25                1,987,500
    1,000,000   AAA          Series C, 5.250% due 12/1/20                1,013,750
----------------------------------------------------------------------------------
                                                                        11,654,062
----------------------------------------------------------------------------------
Michigan -- 5.2%
    4,000,000   AA+      Michigan Municipal Bond Authority Revenue,
                            State Revolving Fund, 5.125% due 10/1/20     4,045,000
    6,000,000   NR       Michigan Strategic Fund Resource Recovery,
                            Limited Obligation Revenue, Central Wayne
                            Energy, Series A, 7.000% due 7/1/27(b)       6,112,500
    2,000,000   NR       Midland County, MI EDC, PCR, Limited
                            Obligation, Series B, 9.500% due
                            7/23/09(a)(b)                                2,185,000
----------------------------------------------------------------------------------
                                                                        12,342,500
----------------------------------------------------------------------------------
Minnesota -- 0.2%
      500,000   A3*      Minnesota State Higher Education Facilities
                            Authority Revenue, St. Johns University,
                            Series Four-L, 5.350% due 10/1/17              508,750
----------------------------------------------------------------------------------
Missouri -- 1.5%
    1,000,000   AAA      Fenton, MO COP, (Capital Improvement
                            Projects), MBIA-Insured,
                            5.125% due 9/1/17                            1,013,750
    1,100,000   AA       Joplin, MO IDA, Catholic Health
                            Initiatives, Series A, 5.000%
                            due 12/1/18                                  1,095,875


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                             Schedule of Investments
                     August 31, 1998 (unaudited) (continued)
--------------------------------------------------------------------------------

   Face
  Amount      Ratings                 Security                              Value
==================================================================================
Missouri -- 1.5% (continued)
   $1,500,000   AAA      Kansas City, MO Municipal Assistance
                            Refunding, MBIA-Insured,
                            5.000% due 4/15/20                         $ 1,500,000
----------------------------------------------------------------------------------
                                                                         3,609,625
----------------------------------------------------------------------------------
New Jersey -- 0.4%
    1,000,000   AAA      Middlesex County , NJ COP, MBIA-Insured,
                            5.200% due 6/15/18                           1,023,750
----------------------------------------------------------------------------------
New York -- 8.6%
    2,000,000   A-       Long Island Power Authority, NY Electric
                            Systems Revenue, 5.500% due 12/1/29          2,052,500
    1,790,000   AAA      New York City, NY Municipal Water Finance
                            Authority, Water & Sewer Systems Revenue,
                            Series B, MBIA-Insured, 5.375%
                            due 6/15/19                                  1,830,275
    2,000,000   AA       New York City Transitional Finance Authority
                            Revenue, Future Tax Secured, Series A,
                            5.000% due 8/15/17                           2,000,000
                         New York State Dormitory Authority Revenue:
    1,000,000   AAA        City University System, Series A,
                              FGIC-Insured, 5.000% due 7/1/16            1,007,500
    1,000,000   AAA        Lease Revenue, Health Facilities
                              Improvement Program, Series A,
                              FSA-Insured, 5.500% due 5/15/16            1,057,500
    1,500,000   AAA        Mental Health Services Facilities
                              Improvement, Series D, FSA-Insured,
                              5.125% due 8/15/17                         1,515,000
    3,000,000   AAA        Montefiore Medical Center, AMBAC/
                              FHA-Insured, 5.250% due 2/1/15             3,056,250
    3,000,000   AAA        State University Educational Facilities,
                              Series A, MBIA-Insured, 5.000%
                              due 5/15/18                                3,003,750
    2,580,000   BBB+     New York State Thruway Authority Service
                            Contract Revenue, Local Highway & Bridge,
                            6.000% due 4/1/11                            2,825,100
    2,000,000   Aa3*     New York State Triborough Bridge & Tunnel
                            Authority Revenue, Series A, 5.000%
                            due 1/1/24                                   1,970,000
----------------------------------------------------------------------------------
                                                                        20,317,875
----------------------------------------------------------------------------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                             Schedule of Investments
                     August 31, 1998 (unaudited) (continued)
--------------------------------------------------------------------------------

   Face
  Amount      Ratings                 Security                              Value
==================================================================================
North Carolina -- 0.4%
   $1,000,000   AA-      North Carolina Medical Care, Community
                            Hospital Revenue, Pitt County Memorial
                            Hospital, Series A, 5.000% due 12/1/18      $  986,250
----------------------------------------------------------------------------------
Ohio -- 1.7%
    4,000,000   AAA      Cuyahoga County, OH Hospital Revenue,
                            Metrohealth Systems, Series A,
                            MBIA-Insured, 5.125% due 2/15/16             4,085,000
----------------------------------------------------------------------------------
Pennsylvania -- 4.9%
    2,500,000   AAA      Altoona, PA City Authority, Water Revenue
                            Refunding, FGIC-Insured, 5.000%
                            due 11/1/19                                  2,493,750
    1,900,000   AAA      Beaver County, PA IDA, FSA-Insured,
                            5.450% due 9/15/28                           1,942,750
    1,865,000   Aaa*     Cranberry Township, PA Municipal Water
                            & Sewer Revenue, MBIA-Insured,
                            5.000% due 12/1/17                           1,869,662
    1,500,000   AAA      Montgomery County, PA Health Care, Holy
                            Redeemer Health, Higher Education &
                            Health Authority Revenue, Series A,
                            AMBAC-Insured, 5.250% due 10/1/17            1,530,000
    2,580,000   AAA      North Wales, PA Water Authority,
                            FGIC-Insured, 5.000% due 11/1/15             2,599,350
    1,000,000   AAA      Pittsburgh, PA Water & Sewer Authority,
                            Series C, FSA-Insured, 5.000% due 9/1/17     1,002,500
----------------------------------------------------------------------------------
                                                                        11,438,012
----------------------------------------------------------------------------------
Puerto Rico -- 0.5%
    1,250,000   AAA      Puerto Rico Commonwealth Infrastructure
                            Financing Authority, Series A,
                            AMBAC-Insured, 5.000% due 7/1/16             1,260,937
----------------------------------------------------------------------------------
South Carolina -- 1.7%
    2,000,000   AAA      Lexington County, SC Health Services District
                            Inc., Hospital Revenue, Refunding &
                            Improvement, FSA-Insured, 5.250% due
                            11/1/17                                      2,042,500
    2,000,000   AAA      Piedmont, SC Municipal Power Agency,
                            Electric Revenue, Series A,
                            MBIA-Insured, 4.875% due 1/1/16              1,985,000
----------------------------------------------------------------------------------
                                                                         4,027,500
----------------------------------------------------------------------------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                             Schedule of Investments
                     August 31, 1998 (unaudited) (continued)
--------------------------------------------------------------------------------

   Face
  Amount      Ratings                 Security                              Value
==================================================================================
Tennessee -- 0.4%
   $1,000,000   AA       Metropolitan Government Nashville &
                            Davidson County, Tennessee Electric
                            Revenue, Series A, 5.125% due 5/15/15       $1,018,750
----------------------------------------------------------------------------------
Texas -- 21.8%
    1,000,000   Aaa*     Amarillo, TX Health Facilities, St Anthony's
                            Hospital, FSA-Insured, 5.000% due 1/1/22       986,250
    2,000,000   Aaa*     Azle, TX ISD, Series C, PSFG, FGIC-Insured,
                            5.000% due 2/15/22                           1,990,000
    4,000,000   AAA      Bexar County, TX Health Facilities
                            Development Corp. Revenue, Baptist
                            Health Systems, Series A, MBIA-Insured,
                            5.250% due 11/15/27                          4,035,000
    2,000,000   AAA      Brazos County, TX Health Facilities
                            Development Corp., Franciscan Services
                            Corp. Revenue, Series A, MBIA-Insured,
                            5.375% due 1/1/17                            2,057,500
                         Brazos River Authority, PCR:
    1,000,000   AAA        Houston Industrial Income Project,
                              Series A, 5.125% due 5/1/19                1,005,000
    2,000,000   BBB        Utilities Electric Co., Series C, 5.550%
                              due 6/1/30                                 2,015,000
                         Burleson, TX ISD, PSFG:
      725,000   NR         6.750% due 8/1/24                               820,156
    1,775,000   AAA        Pre-Refunded-- Escrowed with U.S.
                              government securities to 8/1/06
                              Call @ 100, 6.750% due 8/1/24              2,070,094
    2,000,000   AAA      Del Valle, TX ISD, PSFG, 5.000% due 2/1/18      1,995,000
    3,650,000   AAA      El Paso, TX ISD, PSFG, 5.900% due 2/15/13       3,878,125
    1,610,000   AA-      Fort Worth, TX Higher Education Finance
                            Corp., Texas Christian University,
                            5.000% due 3/15/15                           1,614,025
    2,000,000   AA       Harris County, TX Health Facilities
                            Development Revenue, School Health Care
                            Systems, Series B, 5.750% due 7/1/27         2,120,000
    2,500,000   AA       Harris County, TX Toll Road, Sub-Lien,
                            5.125% due 8/15/17                           2,515,625
    5,000,000   AA-      Houston, TX GO, Series A, 5.000% due
                            3/1/14                                       5,068,750
    1,000,000   AAA      Manor, TX ISD, PSFG, 5.000% due 8/1/17          1,003,750
    2,500,000   AAA      Nueces River Authority, TX Water Supply,
                            FSA-Insured, 5.500% due 3/1/27               2,615,625


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                             Schedule of Investments
                     August 31, 1998 (unaudited) (continued)
--------------------------------------------------------------------------------

   Face
  Amount      Ratings                 Security                              Value
==================================================================================
Texas -- 21.8% (continued)
   $9,035,000   AA       Texas State Veterans Housing GO, Series B-4,
                            6.700% due 12/1/24(b)                      $ 9,769,094
                         Texas Water Development Board Revenue,
                            State Revolving Fund, Senior Lien,
                            Series B:
    1,200,000   AAA           5.000% due 7/15/14                         1,221,000
    3,110,000   AAA           5.000% due 7/15/16                         3,144,988
    1,520,000   AAA      West Texas Municipal Power Agency,
                            MBIA-Insured, 5.000% due 2/15/17             1,523,800
----------------------------------------------------------------------------------
                                                                        51,448,782
----------------------------------------------------------------------------------
Utah -- 4.2%
                         Intermountain Power Agency, UT Power
                            Supply Revenue:
    1,500,000   AAA          Series A, MBIA-Insured, 5.250%
                              due 7/1/15                                 1,531,875
    8,400,000   A+           Series D, 5.000% due 7/1/21                 8,305,500
----------------------------------------------------------------------------------
                                                                         9,837,375
----------------------------------------------------------------------------------
Virgin Islands -- 1.7%
    4,000,000   BBB-     Virgin Islands Public Finance Authority,
                            Series A, 5.500% due 10/1/22                 4,055,000
----------------------------------------------------------------------------------
Virginia -- 4.2%
    1,250,000   A+       Virginia College Building Authority, VA
                            Educational Facilities Revenue,
                            (Hampton University Project), 5.750%
                            due 4/1/14                                   1,326,563
                         Virginia State Housing Development
                             Authority, Commonwealth Mortgage:
    3,720,000   AA+            Series A, Sub-Series A-1, 6.400%
                                 due 7/1/17                              3,966,450
    1,500,000   AA+            Series C, Sub-Series C-1, 5.100%
                                 due 7/1/14                              1,505,625
                               Series D:
    1,585,000   AA+              Sub-Series D-1, 6.400% due 7/1/17       1,705,856
    1,315,000   AA+              Sub-Series D-3, 5.800% due 7/1/10       1,402,119
----------------------------------------------------------------------------------
                                                                         9,906,613
----------------------------------------------------------------------------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                             Schedule of Investments
                     August 31, 1998 (unaudited) (continued)
--------------------------------------------------------------------------------

   Face
  Amount      Ratings                 Security                              Value
==================================================================================
Washington -- 3.2%
   $2,040,000   Aaa*     Skagit County, WA Public Hospital District
                            No. 001 Revenue Refunding, Affiliated
                            Health Services, FSA-Insured,
                            5.750% due 12/1/11                          $2,238,900
                         Washington State Public Power Supply System:
    1,000,000   AAA        Series A, (Nuclear Project No. 2),
                              FSA-Insured, 5.125% due 7/1/11             1,041,250
    4,250,000   Aa1*       Series B, (Nuclear Project No. 3), 5.500%
                              due 7/1/18                                 4,265,938
----------------------------------------------------------------------------------
                                                                         7,546,088
----------------------------------------------------------------------------------
West Virginia -- 2.3%
                         Marion County, WV Community Solid Waste
                            Disposal Facilities Revenue, Adirondack
                            Recycling:
    4,646,856   NR           Series A, 8.000% due 12/1/25(b)             4,646,856
      653,688   NR           Series B, 10.000% due 12/1/25(b)              653,688
----------------------------------------------------------------------------------
                                                                         5,300,544
----------------------------------------------------------------------------------
Wisconsin -- 1.3%
                         Wisconsin State Health & Educational
                            Facilities Authority Revenue, MBIA-Insured:
    2,000,000   AAA          Aurora Health Care Inc., 5.250%
                              due 8/15/17                                2,030,000
    1,000,000   AAA          The Medical College Wisconsin Inc.
                              Project, 5.400%  due 12/1/16               1,038,750
----------------------------------------------------------------------------------
                                                                         3,068,750
----------------------------------------------------------------------------------
Wyoming -- 2.3%
      400,000   P-1*     Uinta County, WY PCR, (Chevron USA Inc.
                            Project),  3.700% due 8/15/20                  400,000
    2,000,000   AA       Wyoming Community Development Authority
                            Housing Revenue, Series 4, 5.900%
                            due 12/1/14                                  2,127,500


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                             Schedule of Investments
                     August 31, 1998 (unaudited) (continued)
--------------------------------------------------------------------------------

   Face
  Amount      Ratings                 Security                              Value
==================================================================================
Wyoming -- 2.3% (continued)
   $2,920,000   AA       Wyoming Community Development
                            Authority, Series 1, 5.450% due 12/1/29    $ 2,960,150
----------------------------------------------------------------------------------
                                                                         5,487,650
----------------------------------------------------------------------------------
                         TOTAL INVESTMENTS -- 100%
                         (Cost-- $236,831,761**)                      $235,765,694
==================================================================================

(a)   Security is segregated by custodian for open purchase commitments.
(b) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(c) Variable rate municipal bonds are payable upon not more than seven business days notice.
(d)   Security is in default.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 15 and 16 for definition of ratings and certain security descriptions.

--------------------------------------------------------------------------------
                   Summary of Investments by Combined Ratings
                           August 31, 1998 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                          Standard &            Percentage of
    Moody's           and/or                Poor's            Total Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Aaa                                    AAA                      53.2%
     Aa                                     AA                       22.5
     A                                      A                         6.5
     Baa                                    BBB                       6.8
     NR                                     NR                        9.1
    VMIG                                    A-1                       1.9
                                                                   --------
                                                                    100.0%
                                                                   ========
--------------------------------------------------------------------------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                            Bond Ratings (unaudited)
--------------------------------------------------------------------------------

All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except those identified by an asterisk (*) are rated by Moody's Investors Service, Inc. ("Moody's"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA -- Bonds rated "AAA" have the highest rating assigned by Standard & Poor's.
       Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A   -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody's -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 the lowest rating within its generic category.

Aaa -- Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A   -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR -- Indicates that the bond is not rated by Standard & Poor's or Moody's.

--------------------------------------------------------------------------------
                     Short-Term Security Ratings (unaudited)
--------------------------------------------------------------------------------

SP-1   -- Standard & Poor's highest rate rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 -- Moody's highest rating for issues having demand feature -- VRDO.

P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

--------------------------------------------------------------------------------
                        Security Descriptions (unaudited)
--------------------------------------------------------------------------------

ABAG    -- Association of Bay Area Governments
AIG     -- American International Guaranty
AMBAC   -- AMBAC Indemnity Corporation
BAN     -- Bond Anticipation Notes
BIG     -- Bond Investors Guaranty
CDA     -- Community Development Administration
CGIC    -- Capital Guaranty Insurance Company
CHFCLI  -- California Health Facility Construction Loan Insurance
COP     -- Certificate of Participation
EDA     -- Economic Development Authority
EDC     -- Economic Development Corporation
ETM     -- Escrowed to Maturity
FAIRS   -- Floating Adjustable Interest Rate Securities
FGIC    -- Financial Guaranty Insurance Company
FHA     -- Federal Housing Administration
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FRTC    -- Floating Rate Trust Certificates
FSA     -- Federal Savings Association
GIC     -- Guaranteed Investment Contract
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HDC     -- Housing Development Corporation
HFA     -- Housing Finance Authority
IDA     -- Industrial Development Agency
IDB     -- Industrial Development Board
IDR     -- Industrial Development Revenue
INFLOS  -- Inverse Floaters
ISD     -- Independent School District
LOC     -- Letter of Credit
MBIA    -- Municipal Bond Investors Assurance Corporation
MVRICS  -- Municipal Variable Rate Inverse Coupon Security
PCR     -- Pollution Control Revenue
PSFG    -- Permanent School Fund Guaranty
RAN     -- Revenue Anticipation Notes
RIBS    -- Residual Interest Bonds
RITES   -- Residual Interest Tax-Exempt Securities
SYCC    -- Structured Yield Curve Certificate
TAN     -- Tax Anticipation Notes
TECP    -- Tax Exempt Commercial Paper
TOB     -- Tender Option Bonds
TRAN    -- Tax and Revenue Anticipation Notes
VAN     -- Veterans Administration
VRDD    -- Variable Rate Daily Demand
VRWE    -- Variable Rate Wednesday Demand

--------------------------------------------------------------------------------
                       Statement of Assets and Liabilities
                                   (unaudited)
--------------------------------------------------------------------------------

                                                                 August 31, 1998
================================================================================
ASSETS:
  Investments, at value (Cost -- $236,831,761)                    $ 235,765,694
  Cash                                                                   50,142
  Interest receivable                                                 3,168,063
--------------------------------------------------------------------------------
  Total Assets                                                      238,983,899
--------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                                    2,516,115
  Dividends payable                                                     383,072
  Investment advisory fees payable                                      181,734
  Accrued expenses                                                       94,530
--------------------------------------------------------------------------------
  Total Liabilities                                                   3,175,451
--------------------------------------------------------------------------------
Total Net Assets                                                  $ 235,808,448
================================================================================
NET ASSETS:
  Par value of capital shares                                     $      19,882
  Capital paid in excess of par value                               237,656,883
  Overdistributed net investment income                                (712,511)
  Accumulated net realized loss from security transactions              (89,739)
  Net unrealized depreciation of investments                         (1,066,067)
--------------------------------------------------------------------------------
Total Net Assets
  (Equivalent to $11.86 per share on 19,882,045 shares of
  $0.001 par value outstanding; 500,000,000 shares authorized)     $ 235,808,448
================================================================================


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                             Statement of Operations
                                   (unaudited)
--------------------------------------------------------------------------------

                                                                   Three Months
                                                                      Ended
                                                                     8/31/98
================================================================================
INVESTMENT INCOME:
  Interest                                                         $  3,174,059
--------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees (Note 3)                                     542,511
  Directors' fees                                                        16,587
  Listing fees                                                           10,524
  Shareholder communications                                             10,340
  Shareholder and system servicing fees                                   9,019
  Audit and legal                                                         8,064
  Pricing service fees                                                    4,774
  Custody                                                                 3,210
  Other                                                                     816
--------------------------------------------------------------------------------
  Total Expenses                                                        605,845
--------------------------------------------------------------------------------
Net Investment Income                                                 2,568,214
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS (NOTE 4):
  Realized Gain From Security Transactions
  (excluding short-term securities):
    Proceeds from sales                                              21,135,906
    Cost of securities sold                                          20,532,816
--------------------------------------------------------------------------------
  Net Realized Gain                                                     603,090
--------------------------------------------------------------------------------

  Change in Net Unrealized Depreciation
  of Investments:
    Beginning of period                                              (2,350,122)
    End of period                                                    (1,066,067)
--------------------------------------------------------------------------------
  Decrease in Net Unrealized Depreciation                             1,284,055
--------------------------------------------------------------------------------
Net Gain on Investments                                               1,887,145
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $  4,455,359
================================================================================


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                   Three Months
                                                       Ended            Year
                                                      8/31/98           Ended
                                                    (unaudited)        5/31/98
================================================================================
OPERATIONS:
   Net investment income                         $   2,568,214    $   9,947,837
   Net realized gain                                   603,090        3,104,107
   Decrease in net unrealized depreciation           1,284,055        9,774,667
--------------------------------------------------------------------------------
   Increase in Net Assets From Operations            4,455,359       22,826,611
--------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM (NOTE 2):
   Net investment income                            (2,803,370)     (11,946,605)
   In excess of net investment income                       --          (69,250)
   Net realized gains                                       --       (7,113,504)
--------------------------------------------------------------------------------
   Decrease in Net Assets From
    Distributions to Shareholders                   (2,803,370)     (19,129,359)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
   Net asset value of shares issued
    for reinvestment of dividends                           --        2,544,884
--------------------------------------------------------------------------------
   Increase in Net Assets From
    Fund Share Transactions                                 --        2,544,884
--------------------------------------------------------------------------------
Increase in Net Assets                               1,651,989        6,242,136
NET ASSETS:
   Beginning of period                             234,156,459      227,914,323
--------------------------------------------------------------------------------
   End of period*                                $ 235,808,448    $ 234,156,459
================================================================================
* Includes overdistributed net
  investment income of:                          $    (712,511)   $    (477,355)
================================================================================


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                          Notes to Financial Statements
--------------------------------------------------------------------------------

      1. Significant Accounting Policies

      Greenwich Street Municipal Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company.

      The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities are valued at the mean between bid and ask prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; market discount is recognized upon the disposition of the security; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At May 31, 1998, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of overdistributed net investment income and accumulated net realized loss amounting to $69,250 and $117,095, respectively, was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

      2. Dividends, Exempt-Interest Dividends and Other Distributions

      The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

--------------------------------------------------------------------------------
                          Notes to Financial Statements
                                  (continued)
--------------------------------------------------------------------------------

      Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

      3. Investment Advisory Agreement and Other Transactions

      Mutual Management Corp. ("MMC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays MMC an advisory fee calculated at an annual rate of 0.90% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

      All officers and one Director of the Fund are employees of Smith Barney Inc., another subsidiary of SSBH.

      4. Securities Transactions

      For the three months ended August 31, 1998, the aggregate cost of purchases and proceeds from sales of investments (including maturities but excluding short-term securities) were as follows:

================================================================================
Purchases                                                           $ 11,624,369
--------------------------------------------------------------------------------
Sales                                                                 21,135,906
================================================================================

      At August 31, 1998, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                     $  12,910,182
Gross unrealized depreciation                                       (13,976,249)
--------------------------------------------------------------------------------
Net unrealized depreciation                                       $  (1,066,067)
================================================================================

      5. Capital Shares

      During the three months ended August 31, 1998, and the year ended May 31, 1998, capital stock transactions were as follows:

                                       August 31, 1998          May 31, 1998
                                     ------------------      -------------------
                                     Shares      Amount      Shares      Amount
================================================================================
Shares issued on reinvestment          --          --        217,191  $2,544,884
================================================================================

--------------------------------------------------------------------------------
                              Financial Highlights
                                   (unaudited)
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each period:

                                    1998(1)       1998        1997       1996       1995(2)
=========================================================================================
Net Asset Value,
  Beginning of Period            $  11.78      $  11.59    $  12.19   $  12.84   $  12.00
-----------------------------------------------------------------------------------------
Income From Operations:
   Net investment income             0.13          0.50        0.66       0.66       0.63
   Net realized and unrealized
      gain (loss)                    0.09          0.66       (0.26)     (0.42)      0.77
-----------------------------------------------------------------------------------------
Total Income From Operations         0.22          1.16        0.40       0.24       1.40
-----------------------------------------------------------------------------------------
Offering Costs Charged to
  Paid-In Capital                      --            --          --         --      (0.02)
-----------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income            (0.14)        (0.60)      (0.66)     (0.66)     (0.54)
   In excess of net investment
      income                           --         (0.01)         --         --         --
   Net realized gains                  --         (0.36)      (0.34)     (0.23)        --
-----------------------------------------------------------------------------------------
Total Distributions                 (0.14)        (0.97)      (1.00)     (0.89)     (0.54)
-----------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                  $  11.86      $  11.78    $  11.59   $  12.19   $  12.84
-----------------------------------------------------------------------------------------
Total Return, Based on
  Market Value*                     (0.49)%++     (0.20)%      8.97%      5.52%      1.65%++
-----------------------------------------------------------------------------------------
Total Return, Based on
  Net Asset Value*                   2.04%++      10.53%       3.61%      2.40%     12.28%++
-----------------------------------------------------------------------------------------
Net Assets,
  End of Period (000s)           $235,808      $234,156    $227,914   $238,468   $251,219
-----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                          1.03%+        1.00%       1.03%      1.06%      1.05%+
   Net investment income             4.35+         4.25        5.57       5.17       5.63+
-----------------------------------------------------------------------------------------
Portfolio Turnover Rate                 5%           85%        115%        42%       115%
-----------------------------------------------------------------------------------------
Market Value, End of Period      $ 10.250      $ 10.438    $ 11.375   $ 11.375   $ 11.625
=========================================================================================

(1)   For the three months ended August 31, 1998 (unaudited).
(2) For the period from June 24, 1994 (commencement of operations) to May 31, 1995.
* The total return calculation assumes that dividends are reinvested in accordance with the Fund's dividend reinvestment plan.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

--------------------------------------------------------------------------------
                         Quarterly Results of Operations
                                   (unaudited)
--------------------------------------------------------------------------------

                                                                        Net Realized              Net Increase
                                                                       and Unrealized             (Decrease) in
                         Investment           Net Investment           Gain (Loss) on            Net Assets From
                          Income                 Income                 Investments                 Operations
-------------------------------------------------------------------------------------------------------------------
Quarter                           Per                     Per                       Per                        Per
 Ended              Total        Share      Total        Share       Total         Share       Total          Share
===================================================================================================================
 8/31/96         $3,940,034      $0.20   $3,319,852      $0.17   $(3,899,664)     $(0.20)  $  (579,812)      $(0.03)
11/30/96          3,836,212       0.20    3,226,504       0.17     8,809,662        0.45    12,036,166         0.62
 2/28/97          3,780,875       0.19    3,189,232       0.16    (7,930,720)      (0.40)   (4,741,488)       (0.24)
 5/31/97          3,857,047       0.19    3,273,623       0.16    (2,187,452)      (0.11)    1,086,171         0.05
 8/31/97          3,149,970       0.16    2,546,539       0.13     3,996,871        0.20     6,543,410         0.33
11/30/97          3,008,049       0.15    2,431,992       0.12     4,698,522        0.24     7,130,514         0.36
 2/28/98          3,051,177       0.15    2,469,512       0.13     3,841,082        0.19     6,310,594         0.32
 5/31/98          3,083,519       0.16    2,499,794       0.12       342,299        0.03     2,842,093         0.15
 8/31/98          3,174,059       0.16    2,568,214       0.13     1,887,145        0.09     4,455,359         0.22
===================================================================================================================

--------------------------------------------------------------------------------
                                 Financial Data
                                   (unaudited)
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each period:

                                NYSE                                  Dividend
     Record        Payable     Closing    Net Asset   Dividend      Reinvestment
      Date          Date       Price*      Value*       Paid            Price
================================================================================
    1/28/97       1/31/97     $11.563      $11.65      $0.060         $11.53
    2/25/97       2/28/97      11.750       11.80       0.060          11.66
    3/24/97       3/27/97      11.250       11.40       0.060          11.40
    4/22/97       4/25/97      11.250       11.30       0.060          11.29
    5/27/97       5/30/97      11.250       11.51       0.060          11.49
    6/24/97       6/27/97      11.625       11.74       0.060          11.74
    7/22/97       7/25/97      11.875       11.98       0.060          11.90
    8/26/97       8/29/97      11.563       11.70       0.060          11.65
    9/23/97       9/26/97      11.625       11.86       0.056          11.56
   10/28/97      10/31/97      11.063       11.86       0.056          11.29
   11/24/97      11/28/97      11.250       11.90       0.056          11.45
   12/22/97+     12/26/97      11.188       11.78       0.360          11.57
    1/27/98       1/30/98      11.688       11.79       0.056          11.77
    2/24/98       2/27/98      11.688       11.78       0.056          11.78
    3/24/98       3/27/98      10.875       11.76       0.049          10.87
    4/21/98       4/24/98      10.563       11.64       0.049          10.55
    5/26/98       5/29/98      10.438       11.75       0.049          10.55
    6/23/98       6/26/98      10.688       11.76       0.049          10.69
    7/28/98       7/31/98      10.313       11.72       0.046          10.26
    8/25/98       8/28/98      10.188       11.81       0.046          10.40
================================================================================
*     As of record date.
+     Capital gain distribution.

--------------------------------------------------------------------------------
                           Dividend Reinvestment Plan
                                   (unaudited)
--------------------------------------------------------------------------------

      Under the Fund's Dividend Reinvestment Plan ("Plan"), a shareholder whose shares of Common Stock are registered in his own name will have all distributions from the Fund reinvested automatically by First Data Investor Services Group, Inc. ("First Data") as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "Street Name") will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own Common Stock registered in Street Name should consult their broker-dealers for details regarding reinvestment. All distributions to shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of First Data as dividend paying agent.

      The number of shares of Common Stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. When the market price of the Common Stock is equal to or exceeds the net asset value per share of the Common Stock on the date of valuation, Plan participants will be issued shares of Common Stock at a price equal to the greater of net asset value most recently determined as described below under "Net Asset Value" or 95% of the market price of the Common Stock.

      If the market price of the Common Stock is less than the net asset value of the Common Stock at the time of valuation, or if the Fund declares a dividend or capital gains distribution payable only in cash, First Data will buy Common Stock in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. If following the commencement of the purchases and before First Data has completed its purchases, the market price exceeds the net asset value of the Common Stock, First Data will attempt to terminate purchases in the open market and cause the Fund to issue the remaining portion of the dividend or distribution in shares at a price equal to the greater of (a) net asset value or (b) 95% of the then current market price. In this case, the number of shares received by a Plan participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. To the extent First Data is unable to stop open market purchases and cause the Fund to issue the remaining shares, the average per share purchase price paid by the Purchasing Agent may exceed the net asset value of the Common Stock, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in Common Stock issued by the Fund

--------------------------------------------------------------------------------
                           Dividend Reinvestment Plan
                             (unaudited) (continued)
--------------------------------------------------------------------------------

at net asset value. First Data will begin to purchase Common Stock on the open market as soon as practicable after the payment date of the dividend or capital gains distribution, but in no event shall such purchases continue later than 30 days after that date, except when necessary to comply with applicable provisions of the federal securities laws.

      First Data maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common Stock in the account of each Plan participant will be held by First Data in uncertificated form in the name of the Plan participant.

      Plan participants are subject to no charge for reinvesting dividends and capital gains distributions under the Plan. First Data's fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. No brokerage charges apply with respect to shares of Common Stock issued directly by the Fund under the Plan. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to any open market purchases made under the Plan.

      Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by First Data, with the Fund's prior written consent, on at least 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed by mail to First Data Investor Services Group, Inc., P.O. Box 8030, Boston, Massachusetts 02266 or by telephone at 1-800-331-1710.

--------------------------------------------------------------------------------
                             Additional Information
                                   (unaudited)
--------------------------------------------------------------------------------

      Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

--------------------------------------------------------------------------------
                           Greenwich Street Municipal
                                    Fund Inc.
--------------------------------------------------------------------------------

Directors

Allan J. Bloostein
Martin Brody
Dwight B. Crane
Robert A. Frankel
William R. Hutchinson
Heath B. McLendon, Chairman

Charles F. Barber, Emeritus

Officers

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Joseph P. Deane
Vice President and
Investment Officer

David Fare
Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary

Investment Adviser

Mutual Management Corp.
388 Greenwich Street
New York, New York 10013

Transfer Agent

First Data Investor Services
 Group, Inc.
P.O. Box 8030
Boston, Massachusetts 02266

Custodian

PNC Bank, N.A.
17th and Chestnut Streets
Philadelphia, Pennsylvania 19103

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

              This report is intended only for the shareholders of
                      Greenwich Street Municipal Fund Inc.
                             It is not a Prospectus,
               circular or representation intended for use in the
                       purchase or sale of the Fund or any
                       securities mentioned in the report.

                                  FD0778 10/98